Summary of significant accounting policies - SBC, Transaction costs, Leases (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) item	Jan. 01, 2022 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies
Number of award types | item	2
Transaction costs	$ 2,491,459
Operating right-of-use assets	1,001,277	$ 1,149,832
Operating lease liabilities	$ 1,001,277	$ 1,149,832